PRINCIPAL ACCOUNTING POLICIES - Assumptions used to calculate fair value of share options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	1.73%	1.16%	1.35%
Risk-free interest rate, maximum (as a percent)	1.94%	1.66%	1.59%
Expected life (years)	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	46.00%	48.00%	49.00%
Volatility, maximum (as a percent)	48.00%	51.00%	50.00%
Fair value of options at grant date per share	$ 376.78	$ 140.95	$ 109.93
Minimum
Share-based compensation disclosures
Fair value of options at grant date per share	142.29	133.85	105.16
Maximum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 430.87	$ 141.72	$ 112.76